ACQUISTION AND DIVESTITURE ACTIVITY (Tables)	12 Months Ended
Dec. 31, 2014
Deconsolidation (Tables) [Abstract]
Schedule Of Deconsolidation [Text Block]
DECONSOLIDATION OF SUBSIDIARIES
(Dollars in millions)
	BrokenBow 2 Wind	CameronLNG	Energía Sierra Juárez	Copper MountainSolar 3	Sempra EnergyConsolidated
	At November 5	At October 1	At July 16	At March 13
2014:
Proceeds, net of negligible transaction costs	$58	$ ―	$26	$68	$152
Cash	―	(6)	(2)	(2)	(10)
Restricted cash	(5)	―	―	―	(5)
Other current assets	(1)	(11)	(11)	―	(23)
Property, plant and equipment, net	(151)	(1,022)	(137)	(247)	(1,557)
Other assets	(8)	(30)	(16)	(11)	(65)
Accounts payable and accrued expenses	3	93	10	82	188
Due to affiliate	―	―	39	―	39
Long-term debt, including current portion	72	―	82	97	251
Other liabilities	2	―	7	3	12
Accumulated other comprehensive income	―	―	(5)	(2)	(7)
Gain on sale of equity interests(1)	(14)	―	(19)	(27)	(60)
(Increase) in equity method investments upon
deconsolidation	$(44)	$(976)	$(26)	$(39)	$(1,085)

			Mesquite Solar 1	Copper Mountain Solar 2	Sempra Energy Consolidated
			At September 19	At July 11(3)
2013:
Proceeds from sale, net of transaction costs(2)			$100	$69	$169
Property, plant and equipment, net			(461)	(266)	(727)
Other assets			(72)	(30)	(102)
Long-term debt, including current portion			297	146	443
Other liabilities			31	19	50
Gain on sale of equity interests(1)			(36)	(4)	(40)
(Increase) in equity method investments upon
deconsolidation			$(141)	$(66)	$(207)
(1)	Included in Gain on Sale of Equity Interests and Assets on our Consolidated Statements of Operations.
(2)	Transaction costs were $3 million at both Mesquite Solar 1 and Copper Mountain Solar 2.
(3)	Proceeds from sale, net of transaction costs, was adjusted for financial position at closing in the fourth quarter of 2013.

Schedule Of Long Lived Assets Held For Sale [Abstract]
Schedule Of Long Lived Assets Held For Sale [Text Block]
ASSET HELD FOR SALE, POWER PLANT
(Dollars in millions)
December 31,
2014
Property, plant, and equipment, net	$290
Inventories	3
Total assets held for sale	293
Liability held for sale - asset retirement obligation(1)	(6)
Total	$287
(1)	Included in Other Current Liabilities on the Consolidated Balance Sheet.